Note 48 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	6 Months Ended
Jun. 30, 2020
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

48. Remuneration and other benefits for the Board of Directors and members of the Bank’s Senior Management

Note 54 of the Notes to the BBVA Group's Consolidated Annual Financial Statements, corresponding to the financial year ending December 31, 2019, details the remuneration and other benefits corresponding to the members of the Board of Directors and of the Bank's Senior Management, including the description of the applicable policies and remuneration systems, and information regarding the conditions to receive remuneration and other benefits.

The Bank's General Shareholders' Meeting held on 15 March 2019 approved the Remuneration Policy for BBVA Directors applicable in the 2019, 2020 and 2021 financial years.

On the basis of said policies and remuneration systems, information regarding the remuneration and other benefits for the members of the Board of Directors and for Senior Management corresponding to the period between the start of the financial year and June 30, 2020 is shown below.

Remuneration of non-executive directors

The remuneration paid to non-executive directors during the first half of the 2020 financial year is itemized per director below:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	64	28	33	36	-	58	-	25	244
Jaime Caruana Lacorte	64	83	83	53	-	-	-	-	284
Raúl Galamba de Oliveira (2)	43	-	-	18	-	-	11	-	71
Belén Garijo López	64	-	33	-	54	23	-	-	174
Sunir Kumar Kapoor	64	-	-	-	-	-	21	-	86
Lourdes Máiz Carro	64	-	33	-	21	-	-	-	119
José Maldonado Ramos	64	83	-	-	-	23	-	-	171
Ana Peralta Moreno	64	-	33	-	21	-	-	-	119
Juan Pi Llorens	64	-	-	107	-	23	21	40	256
Ana Revenga Shanklin (2)	32	-	-	18	-	-	-	-	50
Susana Rodríguez Vidarte	64	83	-	53	-	23	-	-	224
Carlos Salazar Lomelín (2)	32	-	-	-	7	-	-	-	39
Jan Verplancke	64	-	-	-	7	-	21	-	93
Total (3)	751	278	215	285	111	150	75	65	1,930

(1) Amounts received during the first half of 2020 by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.

(2) Directors appointed by the General Meeting held on 13 March 2020. Remunerations paid based on the date on which the position was accepted.

(3) Including the amounts corresponding to the positions of the member of the Board and of the various committees during the first half of the 2020 financial year. The composition of these committees was amended by agreement of the Board of Directors dated 29 April 2020.

In addition, Tomás Alfaro Drake and Carlos Loring Martínez de Irujo, who left their roles as directors on 13 March 2020, received a total of €54 thousand and €111 thousand, respectively, for their membership of the Board and to the various Board Committees during the first quarter of the financial year.

Likewise, during the first half of the 2020 financial year, €109 thousand was paid in healthcare and casualty insurance premiums to non-executive directors.

Remuneration of executive directors

The remuneration paid to non-executive directors during the first half of the 2020 financial year is itemized per director below:

Fixed remuneration (thousands of Euros)

Chairman	1,227
Chief Executive Officer (1)	1,090
Total	2,316

(1) In addition, in accordance with the current Remuneration Policy for BBVA Directors, during the first half of the 2020 financial year, the Chief Executive Officer received €327 thousand as cash in lieu of pension and €300 thousand as a mobility allowance.

Variable remuneration corresponding to previous financial years (1)
	In cash(thousands of euro)	In shares

Chairman	1,292	215,628
Chief Executive Officer	775	144,578
Total	2,067	360,206

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) for the 2019 financial year and to the deferred AVR for the 2016 financial year to be paid in 2020, along with its update in cash. The deferred AVR for the 2016 financial year of the Chairman and the Chief Executive Officer is associated with their previous roles as Chief Executive Officer and President & CEO of BBVA Compass (now BBVA USA), respectively.

Moreover, in the first half of the 2020 financial year, remuneration in kind was paid to executive directors, including insurance premiums and other items, for a total amount of €333 thousand, of which €204 thousand correspond to the Chairman and €129 thousand to the Chief Executive Officer.

As Head of Global Economics & Public Affairs (Head of GE&PA), former executive director José Manuel González Páramo Martínez-Murillo, who left his role of director on 13 March 2020, received €168 thousand in fixed remuneration; €174 thousand and 28,353 BBVA shares, corresponding to 40% of the AVR for the 2019 financial year and the deferred portion of the AVR for the 2016 financial year, payment of which was due in the 2020 financial year, including the corresponding cash update; as well as €33 thousand in remuneration in kind.

Remuneration of members of Senior Management (*)

The remuneration paid to the Senior Management as a whole during the first half of the 2020 financial year, excluding executive directors, is itemized below:

Fixed remuneration (thousands of Euros)

Senior Management total	7,444

Variable remuneration corresponding to previous financial years (1)
	In cash (1)(thousands of euro)	In shares (1)

Senior Management total	2,832	465,709

(1) Remuneration corresponding to the upfront portion (40%) of the AVR for the 2019 financial year and, in the case of members who were beneficiaries, to the deferred AVR for the 2016 financial year to be paid in 2020, along with its update in cash. For those members of Senior Management appointed by the Board of Directors during the 2019 financial year, the remuneration included relates to their previous positions.

(*) 15 members with such status as of June 30, 2020, excluding executive directors.

Furthermore, during the first half of the 2020 financial year, remuneration in kind was paid in favor of Senior Management as a whole, excluding executive directors, which included insurance premiums and other items, for a total amount of €678 thousand.

Remuneration system with deferred delivery of shares for non-executive directors

During the first half of the 2020 financial year, the following theoretical shares were allocated, derived from the remuneration system with deferred delivery of shares for non-executive directors, equivalent to 20% of the total remuneration in cash received by each director in 2019:

	Theoretical shares allocated in 2020	Theoretical shares accumulated as of June 30, 2020
José Miguel Andrés Torrecillas	20,252	75,912
Jaime Caruana Lacorte	22,067	31,387
Belén Garijo López	14,598	62,126
Sunir Kumar Kapoor	7,189	22,915
Lourdes Máiz Carro	10,609	44,929
José Maldonado Ramos	14,245	108,568
Ana Peralta Moreno	10,041	15,665
Juan Pi Llorens	20,676	92,817
Susana Rodríguez Vidarte	18,724	141,138
Jan Verplancke	7,189	12,392
Total (1)	145,590	607,849

(1) Furthermore, 8,984 theoretical shares were assigned to Tomás Alfaro Drake and 18,655 theoretical shares were assigned Carlos Loring Martínez de Irujo, who left their roles as directors on 13 March 2020. After leaving their roles, both directors received a number of BBVA shares equivalent to the total number of theoretical shares that each of them had accumulated to date (102,571 and 135,046 BBVA shares, respectively) in application of the system.

Pension commitments with executive directors and members of Senior Management

Executive directors (thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Chairman	836	189	21,353
Chief Executive Officer	-	126	-
Total	836	315	21,353

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the executive directors corresponding to the first half of the 2020 financial year. In the case of the Chairman, these correspond to the sum of the annual contribution to cover retirement benefits and the adjustment made to the discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial year once the AVR for the year 2019 had been determined and to the death and disability premiums. For the Chief Executive Officer, the contributions registered correspond exclusively to the proportion of the premiums for death and disability given that, in his case, no commitments were made for the retirement benefit.

In the case of the head of GE&PA, €89 thousand was registered in contributions to fulfil the pension commitments undertaken in proportion to the time spent in office during the first half of the 2020 financial year. This corresponds to the sum of the annual contribution to cover retirement benefits and the adjustment made to the discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial year once the AVR for the year 2019 (€52 thousand) had been determined and to the death and disability premiums (€37 thousand).

As of the date on which he left his position, the total accumulated fund to meet the retirement commitments for the former head of GE&PA was €1,404 thousand, with no further contributions to be made by the Bank from that point on.

Senior Management (thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Senior Management total*	1,487	517	20,613

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the Senior Management as a whole for the first half of the 2020 financial year corresponding to the sum of the annual contributions to cover retirement benefits and the adjustments to discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial year once the AVR for the year 2019 had been determined, and to the death and disability premiums.

(*) 15 members with such status as of June 30, 2020, excluding executive directors.

Payments for the termination of the contractual relationship

In accordance with the Remuneration Policy for BBVA Directors, the Bank has no commitments to pay severance payments to executive directors.

The contractual framework defined for the executive directors, in accordance with the Remuneration Policy for BBVA Directors, establishes a post-contractual non-compete agreement for executive directors, effective for a period of two (2) years after they cease as BBVA executive directors, provided that they do not leave due to retirement, disability or serious dereliction of duties. In compensation for this agreement, the Bank shall award them remuneration to an amount equivalent to one Annual Fixed Remuneration per year of duration, which will be paid monthly over the course of the two-year duration of the non-compete agreement.

Accordingly, the executive director Head of GE&PA, who left his role on 13 March 2020, received €249 thousand during the first half of 2020.

With regard to the Senior Management team, excluding executive directors, during the first half of the 2020 financial year, the Bank has paid out a total of €2,185 thousand, resulting from the termination of the contractual relationship with one member of Senior Management and in fulfilment of the provisions of their contract (for the payment of legal indemnity and notice). In addition, the contract establishes a non-competition clause, effective for a period of one (1) year after they leave their role as a senior manager of BBVA, provided that they do not leave due to retirement, disability or serious dereliction of duties. In compensation for this agreement, the member of senior management received a total of €408 thousand during the first half of 2020.